As filed with the Securities and Exchange Commission on May 11, 2018

1933 Act Registration No. 333-210205

1940 Act Registration No. 811-23148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.
Post-Effective Amendment No. 6

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10	☐

GUARDIAN VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

7 HANOVER SQUARE

NEW YORK, NY 10004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

212-598-8000

Richard T. Potter

Senior Vice President and Chief Legal Officer

Guardian Variable Products Trust

7 Hanover Square

New York, NY 10004

(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 11th day of May, 2018.

GUARDIAN VARIABLE PRODUCTS TRUST (the Registrant)

By:	/s/ GORDON DINSMORE
Gordon Dinsmore, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person in the capacity indicated and on the 11th day of May, 2018.

SIGNATURE	TITLE

MARC COSTANTINI	Chairman and Trustee
Marc Costantini*

/s/ GORDON DINSMORE	President (Principal Executive Officer) and Trustee
Gordon Dinsmore

BRUCE W. FERRIS	Trustee
Bruce W. Ferris*

THEDA R. HABER	Trustee
Theda R. Haber*

MARSHALL LUX	Trustee
Marshall Lux*

LISA K. POLSKY	Trustee
Lisa K. Polsky*

JOHN WALTERS	Trustee
John Walters*

/s/ JOHN H. WALTER	Senior Vice President and Treasurer (Principal Financial and Accounting Officer)
John H. Walter

*By:	/s/ RICHARD T. POTTER
Richard T. Potter
Senior Vice President and Chief Legal Officer Attorney-in-fact pursuant to powers of attorney previously filed or filed herewith.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase